Average Annual Total Returns{- Fidelity Freedom® 2045 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2045 Fund	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0390 Past 1 year	F0390 Past 5 years	F0390 Past 10 years
Total	16.45%	13.94%	11.89%	12.79%	11.92%	10.02%	11.30%	10.69%	9.22%	28.71%	18.47%	16.55%	16.18%	13.97%	12.40%